Fair Value Measurement - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial Assets:
Securities available for sale	$ 209,480	$ 237,177
Amortized Cost [Member]
Financial Assets:
Cash and due from banks	21,779	46,926
Interest-bearing deposits in banks	3,970	7,772
Securities available for sale	209,480	237,177
Federal Home Loan Bank stock	4,428	4,428
Loans held for sale	1,094	2,792
Loans receivable	604,286	556,349
Accrued interest receivable	3,799
Accounts receivable		4,139
Financial Liabilities:
Deposits	732,882	739,406
Advances from borrowers for taxes and insurance	766	614
Advances from Federal Home Loan Bank	11,000	15,000
Repurchase agreements	47,655	45,770
Subordinated debentures	10,310	10,310
Estimated Fair Value [Member]
Financial Assets:
Cash and due from banks	21,779	46,926
Interest-bearing deposits in banks	3,970	7,772
Securities available for sale	209,480	237,177
Federal Home Loan Bank stock	4,428	4,428
Loans held for sale	1,094	2,792
Loans receivable	593,257	552,981
Accrued interest receivable	3,799
Accounts receivable		4,139
Financial Liabilities:
Deposits	732,942	724,877
Advances from borrowers for taxes and insurance	766	614
Advances from Federal Home Loan Bank	10,979	14,985
Repurchase agreements	47,655	45,931
Subordinated debentures	10,099	10,099
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial Assets:
Cash and due from banks	21,779	46,926
Interest-bearing deposits in banks	3,970	7,772
Securities available for sale	2,001	2,000
Significant Other Observable Inputs (Level 2) [Member]
Financial Assets:
Securities available for sale	205,662	233,312
Federal Home Loan Bank stock	4,428	4,428
Loans held for sale	1,094	2,792
Accrued interest receivable	3,799
Accounts receivable		4,139
Financial Liabilities:
Deposits	732,942	724,877
Advances from borrowers for taxes and insurance	766	614
Advances from Federal Home Loan Bank	10,979	14,985
Repurchase agreements	47,655	45,931
Significant Unobservable Inputs (Level 3) [Member]
Financial Assets:
Securities available for sale	1,817	1,865
Loans receivable	593,257	552,981
Financial Liabilities:
Subordinated debentures	$ 10,099	$ 10,099